Significant Restructuring and Impairment Costs (Detail) $ in Millions	12 Months Ended				48 Months Ended
	Sep. 30, 2016 USD ($) Plant Employees	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2016 USD ($) Plant Employees
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	$ 288	$ 215	$ 165
Number of employees to be severed | Employees					7,700
Restructuring and Related Cost, Number of Positions Eliminated, Inception to Date | Employees	4,700				4,700
Restructuring And Related Cost Expected Number Of Plants To Be Closed | Plant	8
Number Of Plants Closed | Plant	1				1
Building Efficiency
Restructuring Cost and Reserve [Line Items]
Number of employees to be severed | Employees					6,200
Power Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	$ 66	11	16
Number of employees to be severed | Employees					900
Adient [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	332	182	159
2016 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	445				$ 445
Restructuring and impairment costs	620
2016 Restructuring Plan [Member] | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	288
2016 Restructuring Plan [Member] | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	414				414
Restructuring and impairment costs	368
2016 Restructuring Plan [Member] | Adient [Member] | Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	332
Committed restructuring liabilities assumed from Tyco Merger [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	78
Committed restructuring liabilities assumed from Tyco Merger [Member] | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	78
2015 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	117	214			117
Restructuring and impairment costs		397
2015 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		215
2015 Restructuring Plan | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	117	191			117
Restructuring and impairment costs		191
2015 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	117				117
2015 Restructuring Plan [Member] | Adient [Member] | Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	182
2014 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	23	99	182		23
Restructuring and impairment costs			377
2014 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			165
2014 Restructuring Plan | Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			212
2014 Restructuring Plan | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	44	118	183		44
Restructuring and impairment costs			191
2014 Restructuring Plan | Adient [Member] | Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			159
2014 Restructuring Plan | Automotive Experience Electronics | Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			53
2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	24	68	191	$ 342	24
Restructuring and impairment costs				985
2013 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs				191
2013 Restructuring Plan | Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs				794
2013 Restructuring Plan | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	42	85	198	335	42
Restructuring and impairment costs				392
2013 Restructuring Plan | Adient [Member] | Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs				712
2013 Restructuring Plan | Automotive Experience Electronics | Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs				28
2013 Restructuring Plan | Global Workplace Solutions | Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs				54
Building Efficiency Systems and Service North America [Member] | Building Efficiency
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	2	3	12
Building Efficiency Systems and Service North America [Member] | 2016 Restructuring Plan [Member] | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	2
Building Efficiency Systems and Service North America [Member] | 2015 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		3
Building Efficiency Systems and Service North America [Member] | 2014 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			12
Building Efficiency Systems and Service North America [Member] | 2013 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs				35
Corporate | 2016 Restructuring Plan [Member] | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	161
Corporate | 2015 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		166
Corporate | 2014 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			7
Corporate | 2013 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs				17
Building Efficiency Other | Building Efficiency
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	16	13	119
Building Efficiency Other | 2016 Restructuring Plan [Member] | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	16
Building Efficiency Other | 2015 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		13
Building Efficiency Other | 2014 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			119
Building Efficiency Other | 2013 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs				70
Building Efficiency Products North America [Member] | 2016 Restructuring Plan [Member] | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	9
Building Efficiency Products North America [Member] | 2015 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		11
Building Efficiency Products North America [Member] | 2014 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			7
Building Efficiency Products North America [Member] | 2013 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs				28
Power Solutions | 2016 Restructuring Plan [Member] | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	66
Power Solutions | 2015 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		11
Power Solutions | 2014 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			16
Power Solutions | 2013 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs				36
Building Efficiency Asia | Building Efficiency
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	26	11	4
Building Efficiency Asia | 2016 Restructuring Plan [Member] | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	26
Building Efficiency Asia | 2015 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		$ 11
Building Efficiency Asia | 2014 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			$ 4
Building Efficiency Asia | 2013 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs				$ 5
Buildings Tyco [Member] | 2016 Restructuring Plan [Member] | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	8
Buildings Tyco [Member] | Committed restructuring liabilities assumed from Tyco Merger [Member] | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	78
Other current liabilities | 2016 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	229				229
Other current liabilities | 2015 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	5				5
Other current liabilities | 2014 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	12				12
Other current liabilities | 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	11				11
Liabilities held for sale | 2016 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	216				216
Liabilities held for sale | 2015 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	112				112
Liabilities held for sale | 2014 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	11				11
Liabilities held for sale | 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	$ 13				$ 13